Revenue - Narrative (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Revenue derecognized	$ (10,062)	$ (8,838)
Revenue recognized	3,349	899
As-invoiced
Disaggregation of Revenue [Line Items]
Revenue derecognized	3,706
Contract with customer, asset gross		$ 3,706
Revenue recognized	$ 177,620